Note Payable (Details Narrative) (10-K) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Interest rate		3.00%		3.00%
Repayment of debt		$ 30,000	$ 4,000	$ 20,000
First Six Months [Member]
Repayment of debt		1,000		1,000
Seven and Eight Months [Member]
Repayment of debt		2,000		2,000
Nine Through Twenty Three Months [Member]
Repayment of debt		5,000		5,000
24th Month [Member]
Notes payable		$ 180,224		$ 180,224
Unsecured Promissory Note [Member] | Notre Dame [Member]
Notes payable	$ 265,244
Debt Instrument, Interest rate	10.00%
Debt instrument, term	24 months